LOANS AND PAYMENT PLAN RECEIVABLES, Loans Serviced for Others (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) Quarter PSARate	Dec. 31, 2014 USD ($) PSARate	Dec. 31, 2013 USD ($)
Mortgage loans serviced for others [Abstract]
Mortgage loans serviced	$ 1,644,325	$ 1,662,800
Custodial Escrow Balances	$ 21,800	20,900
Maximum number of consecutive quarterly losses recorded for profitability requirement | Quarter	4
Percentage of decline in net worth during the period	30.00%
Maximum percentage of decline in net worth for one consecutive quarter	25.00%
Maximum percentage of decline in net worth for two consecutive quarters	40.00%
Highest level of capital, Amount	$ 2,500
Highest level of capital	0.25%
Analysis of capitalized mortgage loan servicing rights [Abstract]
Balance at beginning of year	$ 12,106	13,710	$ 11,013
Originated servicing rights capitalized	2,697	1,823	3,210
Amortization	(2,868)	(2,509)	(3,745)
Change in valuation allowance	501	(918)	3,232
Balance at end of year	12,436	12,106	13,710
Valuation allowance	3,272	3,773	2,855
Loans sold and serviced that have had servicing rights capitalized	1,643,086	1,661,269	$ 1,732,476
Fair value of capitalized mortgage loan servicing rights	$ 12,900	$ 12,600
Average coupon rate	4.32%	4.44%
Average servicing fee	0.254%	0.253%
Average discount rate	10.04%	10.07%
Average PSA Rate | PSARate	203	200
Fannie Mae [Member]
Mortgage loans serviced for others [Abstract]
Mortgage loans serviced	$ 898,443	$ 913,863
Freddie Mac [Member]
Mortgage loans serviced for others [Abstract]
Mortgage loans serviced	707,891	748,833
Ginnie Mae [Member]
Mortgage loans serviced for others [Abstract]
Mortgage loans serviced	37,884	0
Other [Member]
Mortgage loans serviced for others [Abstract]
Mortgage loans serviced	$ 107	$ 104